Supplemental Balance Sheet Information	6 Months Ended
Jun. 30, 2022
Supplemental Financial Statement Information [Abstract]
Supplemental Balance Sheet Information
6. Supplemental Balance Sheet Information
Cash, Cash Equivalents and Restricted Cash
The reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheet to the totals shown within the condensed consolidated statements of cash flows is as follows (in thousands):

	As of June 30,
	2022	2021
Cash and cash equivalents	$1,377,152	$235,893
Restricted cash included in prepaid expenses and other current assets (1)	4,239	—
Restricted cash included in other non-current assets (1)	39,444	17,409

Total cash, cash equivalents and restricted cash	$1,420,835	$253,302

(1)
Includes cash balances collateralizing letters of credit associated with the Company’s facility leases and a customer prepayment requiring segregation and restrictions in its use in accordance with the customer agreement.

Inventory, net
Inventory, net consisted of the following (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Finished goods	$7,524	$3,264
Raw materials	863	64
Work in process	—	50
Less: inventory reserve	(285)	(16)

Inventory, net	$8,102	$3,362

Property and Equipment, net
Property and equipment, net consisted of the following (in thousands):

	As of June 30,	As of December 31,
	2022	2021
Facilities	$12,762	$12,762
Furniture and fixtures	4,661	4,617
Lab equipment	122,209	113,963
Computer equipment and software	12,279	10,129
Leasehold improvements	55,705	55,033
Construction in progress	46,780	10,278
Vehicles	37	40

Total property and equipment	254,433	206,822
Less: Accumulated depreciation	(78,212)	(61,052)

Property and equipment, net	$176,221	$145,770

Capitalization
The following table presents the Company’s authorized, issued, and outstanding common stock as of the dates indicated:

	Authorized	Issued	Outstanding
Common stock as of June 30, 2022:
Class A	10,500,000,000	1,095,736,657	1,000,569,264
Class B	4,500,000,000	396,077,560	347,065,005
Class C	800,000,000	288,000,000	288,000,000

	15,800,000,000	1,779,814,217	1,635,634,269

Common stock as of December 31, 2021:
Class A	10,500,000,000	1,326,146,808	1,273,976,963
Class B	4,500,000,000	364,844,007	337,415,189
Class C	800,000,000	—	—

	15,800,000,000	1,690,990,815	1,611,392,152

During the six months ended June 30, 2022, the Company issued 288,000,000 shares of Class C common stock to a stockholder in exchange for the same number of shares of Class A common stock pursuant to the stockholder exchange agreement.
During the three months ended June 30, 2022, the Company issued 5,554,360 shares of Class A common stock for acquisitions (see Note 2).
Refer to Note 9, Stock-Based Compensation, for shares of common stock issued in relation to the Company’s equity incentive plans.